Simcere Pharmaceutical Group (parent company)	12 Months Ended
Dec. 31, 2011
Simcere Pharmaceutical Group (parent company)
Simcere Pharmaceutical Group (parent company)

22                                  Simcere Pharmaceutical Group (parent company)

Relevant PRC statutory laws and regulation permit payments of dividends by the Company’s subsidiaries in the PRC only out of their retained earnings, if any, as determined in accordance with the PRC accounting standards and regulations.

As of December 31, 2010 and 2011, RMB196,788 and RMB213,622 (US$33,941) were appropriated from retained earnings and set aside for the statutory reserve by the Company’s PRC subsidiaries, respectively.

As a result of these PRC laws and regulations, the Company’s subsidiaries in the PRC are restricted in its ability to transfer a portion of its net assets to either in the form of dividends, loans or advances, which consisted of registered capital and statutory reserves that amounted to RMB1,056,831 and RMB1,117,665 (US$177,579)  as of December 31, 2010 and 2011, respectively.

The following presents condensed unconsolidated financial information of the parent company only.

Condensed Balance Sheets

	December 31,
	2010	2011	2011
	RMB	RMB	US$

Cash	14,063	13,487	2,143
Other current assets	1,885	1,022	162
Due from subsidiaries	621,521	555,885	88,321
Investment in subsidiaries	1,266,876	1,509,755	239,876
Total assets	1,904,345	2,080,149	330,502

Due to subsidiaries	24,094	23,522	3,737
Other current liability	1,579	446	71
Total shareholders’ equity	1,878,672	2,056,181	326,694
Total liabilities and equity	1,904,345	2,080,149	330,502

Condensed Statements of operations

	Year ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
Equity in earnings of subsidiaries	53,947	206,451	211,712	33,637
Operating expense	(28,619)	(34,797)	(33,737)	(5,360)
Interest income	18	1	1	—
Foreign currency exchange loss, net	(9)	(327)	(612)	(97)
Other income	1,091	1,083	1,025	163
Earnings before income taxes	26,428	172,411	178,389	28,343
Income taxes	—	—	—	—
Net income	26,428	172,411	178,389	28,343

Condensed Statements of Cash Flows

	Year ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
Net cash used in operating activities	(6,345)	(786)	(3,668)	(582)
Net cash (used in) provided by financing activities	(10,688)	(4,582)	4,407	700
Effect of exchange rate changes on cash and cash
equivalent	(41)	(486)	(1,315)	(209)
Net decrease in cash and cash equivalent	(17,074)	(5,854)	(576)	(91)
Cash and cash equivalents at the beginning of the year	36,991	19,917	14,063	2,234
Cash and cash equivalents at the end of the year	19,917	14,063	13,487	2,143